Condensed Consolidated Balance Sheets - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 304,798	$ 188,482
Accounts receivable (net of allowance for doubtful accounts of $1,541 and $1,186, respectively)	161,340	117,440
Prepaid expenses	10,806	10,039
Due from Travelport, net		15,511
Other current assets	34,092	17,560
Total current assets	511,036	349,032
Property and equipment (net of accumulated depreciations of $302,031 and $334,720)	110,135	111,832
Goodwill	351,098	351,098
Trademarks and trade names	89,762	89,890
Other intangible assets, net	1,144	1,300
Deferred income taxes, non-current	135,095	135,807
Restricted cash	92,544	97,810
Other non-current assets	12,453	39,200
Total Assets	1,303,267	1,175,969
Current liabilities:
Accounts payable	20,237	13,954
Accrued merchant payable	504,385	366,062
Accrued expenses	165,608	158,754
Deferred income	57,334	40,816
Term loan, current	24,100	25,871
Other current liabilities	5,970	1,544
Total current liabilities	777,634	607,001
Term loan, non-current	405,499	421,879
Tax sharing liability	55,415	61,289
Other non-current liabilities	14,733	14,702
Total Liabilities	1,253,281	1,104,871
Commitments and contingencies (see Note 9)
Shareholders’ Equity:
Preferred stock, $0.01 par value, 100 shares authorized, no shares issued or outstanding	0	0
Common stock, $0.01 par value, 140,000,000 shares authorized, 110,758,513 and 108,397,627 shares issued, respectively	1,126	1,107
Treasury stock, at cost, 25,237 shares held	(52)	(52)
Additional paid-in capital	1,061,616	1,060,636
Accumulated deficit	(1,025,449)	(1,000,259)
Accumulated other comprehensive income	12,745	9,666
Total Shareholders’ Equity	49,986	71,098
Total Liabilities and Shareholders’ Equity	$ 1,303,267	$ 1,175,969